SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 039
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
The Company evaluated subsequent events from December 31, 2025 through the date these financial statements were issued. There are no subsequent events that would require recognition or disclosure in these financial statements.